Summary of Significant Accounting Policies (Details) - Summary of Property Plant And Equipment - USD ($)	Sep. 30, 2021	Jul. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 4,762	$ 1,642
Less: accumulated depreciation	$ (1,427)	(668)	(5)
Property and equipment, net	130,451	$ 4,094	1,637
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,761		1,642
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 108,118		$ 0